Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000261120 [Member]
Shareholder Report [Line Items]
Fund Name	RACWI US ETF
Class Name	RACWI US ETF
Trading Symbol	RAUS
Security Exchange Name	NASDAQ
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rafietfs.com/raus-etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://rafietfs.com/raus-etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$0	0.0%

Expense Ratio, Percent	0.00%
Net Assets	$ 26,927,998
Holdings Count | holding	507
Advisory Fees Paid, Amount	$ 8,160
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$26,927,998	Advisory Fees	$8,160
# of Portfolio Holdings	507	Fees Waived and/or Expenses Reimbursed	$(8,160)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$—
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.7%
Financials	13.8%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.3%
Materials	2.0%
Real Estate	1.7%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.8%
Apple, Inc.	7.1%
Microsoft Corp.	6.4%
Alphabet, Inc. - Class A	5.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.6%
Tesla, Inc.	2.3%
Eli Lilly & Co.	1.6%
Berkshire Hathaway, Inc. - Class B	1.6%

C000256040 [Member]
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the RACWI US ETF (the “Fund”) for the period of September 11, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://rafietfs.com/raus-etf/. You can also request this information by contacting us at (215) 330-4476.

C000251456 [Member]
Shareholder Report [Line Items]
Fund Name	Research Affiliates Deletions ETF
Class Name	Research Affiliates Deletions ETF
Trading Symbol	NIXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Research Affiliates Deletions ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://rafitefs.com/nixt-etf/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rafitefs.com/nixt-etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://rafitefs.com/nixt-etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 34,096,271
Holdings Count | holding	154
Advisory Fees Paid, Amount	$ 67,688
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$34,096,271	Advisory Fees	$67,688
# of Portfolio Holdings	154	Fees Waived and/or Expenses Reimbursed	$(46,437)
Portfolio Turnover Rate*	5%	Net Advisory Fees Paid	$21,251
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	19.3%
Consumer Discretionary	18.8%
Information Technology	17.7%
Industrials	8.1%
Communication Services	8.0%
Financials	6.8%
Materials	6.0%
Energy	4.7%
Real Estate	4.5%
Consumer Staples	3.1%
Utilities	2.5%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Lumentum Holdings, Inc.	3.5%
Arrowhead Pharmaceuticals, Inc.	2.7%
Kohl's Corp.	1.7%
Semtech Corp.	1.3%
Plug Power, Inc.	1.3%
Lumen Technologies, Inc.	1.2%
MP Materials Corp.	1.1%
Macy's, Inc.	1.1%
Weatherford International PLC	1.1%
Polaris, Inc.	1.1%